Share-based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Compensation
14.	Share-based compensation

(a) Share option plan

In 2016, Jifen’s controlling shareholder authorized grants of incentive awards owned by him to the employees, non-employee directors, officers and consultants. The incentive awards provide for the issuance of up to 20% of the equity interests in Jifen, or equivalent to 10,000,000 ordinary shares of the Company (after adjustment to give effect to the recapitalization described below to reflect the exchange of two Jifen shares for one ordinary share of the Company).

In 2016 and 2017, Jifen granted options to the employees of Jifen and its subsidiaries to purchase 5,969,427 and 1,642,745 shares, respectively (after adjustment to give effect to the recapitalization described below to reflect the exchange of two Jifen shares for one ordinary share of the Company). The options can be exercised within 10 years from the grant date. These options granted are vested upon satisfaction of service condition, which is generally satisfied over four years.

In 2016 and 2017, Jifen granted options to the employees of companies under common control of the founder to purchase 1,654,082 and 233,746 shares, respectively (after adjustment to give effect to the recapitalization described below to reflect the exchange of two Jifen shares for one ordinary share of the Company). The options can be exercised within 10 years from the grant date. The fair value of these options are recognized as dividends to founder in full at grant date. Note that the companies under common control of the founder are providing administrative services to Jifen and Jifen pays a fee charged at market rates for the services received, so no compensation expense is reflected for these grants.

In 2016, Jifen granted options to third party consultants to purchase 500,000 shares (after adjustment to give effect to the recapitalization described below to reflect the exchange of two Jifen shares for one ordinary share of the Company). The options were vested immediately upon the grant as the related services have been completed upon the grant dates.

As part of the restructuring in 2017, in February 2018, the Board of Directors of the Company approved the 2017 Equity Incentive Plan, which assumed Jifen’s obligations and duties under the options granted by Jifen from 2016 to 2017. As a result, the options granted by Jifen were replaced with options of the Company. Such new options replaced the options granted under Jifen’s existing options in its entirety by exchanging of two options granted by Jifen for one option of the Company while maintaining their respective terms and vesting schedules unchanged. This replacement represents a modification of the awards under the accounting guidance, but no incremental compensation cost is required to be recognized because there was no change in fair value of the awards as measured immediately before and after the modification.

In February 2018, the board of the directors of the Company approved a 2018 Equity incentive plan. Under this plan, the Company is authorized to issue 2,964,141 ordinary shares of the Company.

In January 2019, the board of the directors of the Company approved a 2019 Equity incentive plan. The equity incentive plan replaced the 2017 equity incentive plan and 2018 equity incentive plan that the Company previously adopted in their entirety and assumed the awards previously granted under these two plans.

On March 5, 2019, the Company increased the aggregate number of Class A ordinary shares reserved for issuance pursuant to awards granted under the equity incentive plan by 3.5% of the total number of Class A ordinary shares and Class B ordinary shares outstanding as of December 31, 2018.

Share-based compensation expense related to the option awards granted to the employees amounted to approximately RMB 0.2 million and RMB 3.4 million and RMB 77.3 million for the years ended December 31, 2016, 2017 and 2018.

Share-based compensation expense related to the option awards granted to the third party consultants amounted to approximately RMB 0.2 million for the year ended December 31, 2016.

Share-based awards related to the option awards granted to the employees of companies under common control of the founder were measured at fair value at the grant dates and amounts of RMB 0.6 million, RMB 4.4 million and RMB 6.8 million was recognized as dividends distributed to the founder in 2016, in 2017 and in 2018, respectively. In 2018 some employees of companies under common control of the founder were transferred to be the Company’s employee. The related unvested options granted were not modified in connection with the change in status, but future service is still necessary to earn the award over the remaining periods. Accordingly, the share-based compensation expense related to the unvested options were measured as if the related unvested options were newly granted at the date of the change and recognized over the remaining vesting periods. On the date of transfer, total share-based compensation expense measured at fair value amounted to RMB 73.2 million, among which approximately RMB 9.3 million were recorded as share-based compensation expense for the year ended December 31, 2018.

The following table summarizes the share option activity for the years ended December 31, 2016, 2017 and 2018 and all option amounts and exercise prices have been adjusted for the 2017 restructure:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		RMB	In Years	RMB’000	RMB
Outstanding at January 1, 2018	10,000,000	0.0007
Granted	2,893,020	0.0007			130.51
Exercised	(500,000)	0.0007
Forfeited	(217,437)	0.0007
Outstanding at December 31, 2018	12,175,583	0.0007	8.1	1,939,500	33.95
Vested and expected to vest at December 31, 2018	11,996,500	0.0007	8.1	1,910,973	32.55
Exercisable at December 31, 2018	4,797,106	0.0007	7.6	764,151	3.74

The aggregate intrinsic value is calculated as the difference between the exercise price of the options and the estimated fair value of the underlying shares of RMB 5.21, RMB 52.51 and RMB 159.29 (US$23.21) at December 31, 2016, 2017 and 2018.

The total fair value of share options vested during the years ended December 31, 2016, 2017 and 2018 was RMB  0.2 million, RMB 0.7 million and RMB 17.0 million respectively.

As of December 31, 2018, there was RMB 399.0 million of unrecognized share-based compensation expense related to share options granted, which were expected to be recognized over a weighted-average vesting period of 1.5 and 3.5 years, respectively. To the extent the actual forfeiture rate is different from the Company’s estimate, the actual share-based compensation related to these awards may be different from the expectation.

The binomial option pricing model is used to determine the fair value of the share options granted to employees and non-employees. The fair values of share options granted during the years ended December 31, 2016, 2017 and 2018.

	Options Granted in the year ended December 31, 2016	Options Granted in the year ended December 31, 2017	Options Granted in the year ended December 31, 2018
Expected volatility	53.16%~53.96%	51.61%~52.41%	50.71%~51.25%
Risk-free interest rate	2.74%~3.02%	3.28%~3.62%	2.83%~3.15%
Exercise multiple	2.8	2.8	2.8
Expected dividend yield	0%	0%	0%
Contractual term	10	10	10
Expected forfeiture rate (post-vesting)	0%	0%	0~20%
Fair value of the common share on the date of option grant (RMB)	0.31~5.21	8.44~23.98	122.52~153.23

Notes:

(i)

The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the Chinese sovereign bond/US government bond with a maturity life equal to the expected life to expiration.

(ii)	The Company has no history or expectation of paying dividends on its ordinary shares.
(iii)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

(b) Restricted shares to founders with service conditions

On January 3, 2018, the founders entered into Share Restriction Deeds with the Company such that a total of 15,937,500 ordinary shares of the Company held by the founders became restricted and will vest over periods from 24 months to 34 months starting January 2018. Prior to the end of the vesting periods, all the remaining restricted shares shall vest immediately and no longer constitute restricted shares upon a Deemed Liquidation Event or IPO of the Company. In the event that the founder voluntarily and unilaterally terminates his employment/service contract with any applicable Group entities or his employment or service relationship is terminated by any applicable Group entities for cause as stated in the Deed, the related founder shall sell to the Company, and the Company shall repurchase from the founder, all of the restricted shares (not vested shares) at a price of US$0.0001 per share. This transaction has been reflected retrospectively similar to a reverse stock split, with a grant of the 15,937,500 restricted shares recognized in January 2018 at their fair value. The grant is being treated as share-based compensation over the vesting periods, and the estimated grant date fair value of the 15,937,500 ordinary shares approximated to at RMB 864.7 million (US$128.1 million). Share-based compensation expense of RMB 215.0 million (US$33.1 million) were recorded as share-based compensation expense through the completion of IPO. Upon the completion of IPO in September, 2018 which was prior to the end of the vesting periods, the entire remaining unrecognized compensation expenses approximating RMB 649.7 million (US$95.0 million) was expensed immediately.